iShares
®
MSCI Denmark ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  10 .3%
DSV A.S. .............................. 83,321 $ 20,843,428
a
Banks  —  12 .1%
AL Sydbank ............................ 38,936 3,266,593
Danske Bank A.S. ........................ 261,941 13,778,363
Jyske Bank A.S. , Registered ................. 26,172 3,749,731
Ringkjoebing Landbobank A.S. ................ 15,289 3,755,053
24,549,740
a
Beverages  —  4 .3%
Carlsberg A.S. , Class B .................... 48,950 6,580,395
Royal Unibrew A.S. ....................... 32,626 2,126,272
8,706,667
a
Biotechnology  —  5 .9%
Bavarian Nordic A.S.
(a)
..................... 62,596 1,830,672
Genmab A.S.
(a)
.......................... 30,843 8,084,679
Zealand Pharma A.S.
(a)
..................... 42,267 2,141,452
12,056,803
a
Building Products  —  1 .0%
ROCKWOOL A.S. , Class B .................. 66,037 2,067,624
a
Chemicals  —  4 .4%
Novonesis Novozymes B ................... 152,313 8,849,093
a
Commercial Services & Supplies  —  1 .8%
ISS A.S. ............................... 88,218 3,631,838
a
Construction & Engineering  —  0 .9%
Per Aarsleff Holding A.S. .................... 15,354 1,749,569
a
Electrical Equipment  —  7 .7%
NKT A.S.
(a)
............................. 32,072 5,115,272
Vestas Wind Systems A.S. .................. 374,426 10,505,587
15,620,859
a
Food Products  —  0 .7%
Schouw & Co. A.S. ........................ 14,652 1,509,953
a
Ground Transportation  —  0 .3%
NTG Nordic Transport Group A.S.
(a) (b)
........... 21,270 694,999
a
Health Care Equipment & Supplies  —  4 .1%
Ambu A.S. , Class B
(b)
...................... 156,160 1,639,580
Coloplast A.S. , Class B ..................... 68,150 4,183,678
Demant A.S.
(a) (b)
.......................... 64,976 2,526,519
8,349,777
a
Household Durables  —  0 .9%
GN Store Nord A.S.
(a) (b)
..................... 126,360 1,928,192
a
Independent Power and Renewable Electricity Producers  —  3 .5%
Orsted A.S.
(a) (c)
........................... 280,502 7,148,744
a
Insurance  —  3 .0%
Alm Brand A.S. .......................... 683,692 1,603,666
Tryg A.S. .............................. 189,690 4,458,643
6,062,309
a
Security Shares Value
a
IT Services  —  1 .0%
Netcompany Group A.S.
(a) (b) (c)
................. 39,256 $ 2,104,411
a
Life Sciences Tools & Services  —  0 .9%
Chemometec A.S. ........................ 19,103 1,111,359
Gubra A.S. ............................. 12,283 683,935
1,795,294
a
Machinery  —  1 .2%
FLSmidth & Co. A.S. ...................... 30,333 2,379,297
a
Marine Transportation  —  5 .8%
AP Moller - Maersk A.S. , Class A .............. 1,696 4,129,503
AP Moller - Maersk A.S. , Class B , NVS
(b)
......... 2,137 5,306,096
D/S Norden A.S. ......................... 28,891 1,335,494
Dfds A.S.
(a)
............................. 44,258 1,015,278
11,786,371
a
Oil, Gas & Consumable Fuels  —  0 .9%
TORM PLC , Class A ....................... 66,489 1,833,499
a
Pharmaceuticals  —  25 .0%
ALK-Abello A.S. .......................... 88,327 3,688,072
H Lundbeck A.S. ......................... 283,134 1,912,402
Novo Nordisk A.S. , Class B .................. 987,409 45,119,778
50,720,252
a
Specialty Retail  —  0 .4%
Matas A.S.
(b)
............................ 51,951 789,952
a
Textiles, Apparel & Luxury Goods  —  1 .9%
Pandora A.S. ........................... 41,894 3,920,800
a
Tobacco  —  0 .4%
Scandinavian Tobacco Group A.S. , Class A
(c)
...... 73,337 807,749
a
a
Total Long-Term Investments — 98.4%
(Cost: $ 208,223,801 ) ................................ 199,907,220
a
Short-Term Securities
Money Market Funds  —  5 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 10,675,883 10,679,086
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 80,887 80,887
a
Total Short-Term Securities — 5.3%
(Cost: $ 10,759,724 ) ................................. 10,759,973
Total Investments — 103.7%
(Cost: $ 218,983,525 ) ................................ 210,667,193
Liabilities in Excess of Other Assets — ( 3 .7 ) % ............... (7,445,578)
Net Assets — 100.0% ................................. $ 203,221,615
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Denmark ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,235,145  $ 445,402
(a)
$ —  $ (1,411) $ (50) $ 10,679,086  10,675,883  $ 77,793
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 70,000  10,887
(a)
—  —  —  80,887  80,887  2,069  —
$ —  $ (1,411) $ (50)
$ 10,759,973
$ 79,862  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
OMX Copenhagen 25 Index .............................................................. 116 06/19/26 $ 3,228 $ 18,244

iShares
®
MSCI Denmark ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,941,837  $ 180,965,383  $ —  $ 199,907,220
Short-Term Securities
Money Market Funds ...................................... 10,759,973  —  —  10,759,973
$ 29,701,810  $ 180,965,383  $ —  $ 210,667,193
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 18,244  $ —  $ —  $ 18,244
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)